SHARE-BASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vest period	5 years 21 days
Number of share options	11,925	13,905
Share options available for issuance	54,140
Weighted average exercisable price per share option, granted	$ 3.71	$ 2.08
Unamortized stock based compensation expense	$ 16	$ 6
Nonvested weighted average period	10 months 24 days	5 months 15 days
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options granted term	10 years
Share options vest period	4 years
Number of share options	246,170
Weighted average exercisable price per share option, granted	$ 1.72	$ 2.33